SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Start up costs	$ 793	$ 850
Lease liability	5,860	804
Stock based compensation	115	1,305
Accrued expenses	1,291	1,179
Allowance for bad debt	59	62
Research and development credit	875	847
Fixed assets and intangibles	2,896	1,657
Interest expense	8,211	4,907
Prepaid expenses	320	512
Settlement accrual	574
Net Operating Loss	12,813	7,891
Inventory (Sec. 263A)	175	360
Deferred tax asset	33,982	20,374
Right of Use Asset	4,533	757
Fixed assets and intangibles
Deferred tax liability	4,533	757
Net deferred tax asset (liability)	29,449	19,617
Valuation Allowance	(29,449)	(19,617)
Net deferred tax asset